Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	20
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		December 15, 2012
Closing Date:		January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$50,504,295.16	0.1039183	$15,084,375.34	0.0310378	$35,419,919.82
Class A-3 Notes	$422,000,000.00	1.0000000	$422,000,000.00	1.0000000	$-
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$707,734,295.16	0.4755544	$672,314,375.34	0.4517543	$35,419,919.82

Weighted Avg. Coupon (WAC)	3.88%		3.89%
Weighted Avg. Remaining Maturity (WARM)	40.64		39.78
Pool Receivables Balance	$747,102,237.31		$711,156,169.63
Remaining Number of Receivables	57,367		56,095

Adjusted Pool Balance	$738,388,039.51		$702,968,119.70

III. COLLECTIONS

Principal:
Principal Collections	$34,925,349.91
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$639,534.73
Total Principal Collections	$35,564,884.64

Interest:
Interest Collections	$2,460,111.20
Late Fees & Other Charges	$67,290.92
Interest on Repurchase Principal	$-
Total Interest Collections	$2,527,402.12

Collection Account Interest	$281.06
Reserve Account Interest	$32.55
Servicer Advances	$-

Total Collections	$38,092,600.37

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	20
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$38,092,600.37
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$38,092,600.37
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$622,585.20	$-	$622,585.20	$622,585.20
Collection Account Interest					$281.06
Late Fees & Other Charges					$67,290.92
Total due to Servicer					$690,157.18

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$16,834.77		$16,834.77
Class A-3 Notes		$196,933.33		$196,933.33
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$315,768.10		$315,768.10	$315,768.10

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$37,010,838.84

7. Regular Principal Distribution Amount:					$35,419,919.82

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$35,419,919.82
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$35,419,919.82		$35,419,919.82
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$35,419,919.82		$35,419,919.82

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,590,919.02

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,714,197.80
Beginning Period Amount	$8,714,197.80
Current Period Amortization	$526,147.86
Ending Period Required Amount	$8,188,049.93
Ending Period Amount	$8,188,049.93
Next Distribution Date Amount	$7,682,715.49

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	20
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		4.15%	4.36%	4.36%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.42%	55,209	97.99%	$696,879,291.98
30 - 60 Days	1.17%	656	1.50%	$10,640,727.05
61 - 90 Days	0.35%	196	0.44%	$3,139,461.28
91 + Days	0.06%	34	0.07%	$496,689.32
		56,095		$711,156,169.63
Total
Delinquent Receivables 61 + days past due	0.41%	230	0.51%	$3,636,150.60
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	172	0.38%	$2,835,105.89
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	174	0.38%	$2,947,509.11
Three-Month Average Delinquency Ratio	0.34%		0.42%

Repossession in Current Period		51		$834,003.00
Repossession Inventory		177		$573,829.73

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,020,717.77
Recoveries				$(639,534.73)
Net Charge-offs for Current Period				$381,183.04

Beginning Pool Balance for Current Period				$747,102,237.31

Net Loss Ratio				0.61%
Net Loss Ratio for 1st Preceding Collection Period				1.55%
Net Loss Ratio for 2nd Preceding Collection Period				0.51%
Three-Month Average Net Loss Ratio for Current Period				0.89%

Cumulative Net Losses for All Periods				$9,112,466.63
Cumulative Net Losses as a % of Initial Pool Balance				0.59%

Principal Balance of Extensions				$3,136,135.56
Number of Extensions				183

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